Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0000764764
Registrant Name	CATERPILLAR FINANCIAL SERVICES CORP
Registration File Number	333-294677
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES